Financial Assets and Financial Liabilities (Details) - Schedule of Changes in Liabilities Arising from Financing Activities - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Interest- bearing loans and borrowings [Member]
Schedule of Changes in Liabilities Arising from Financing Activities [Line Items]
Beginning balance	¥ 69,045	¥ 47,539	¥ 60,000
Changes from financing activities	(3,819)	21,506	(12,461)
Changes from operating activities
Lease termination
Acquisition of a subsidiary
Additions
Accretion of interest
Ending balance	65,226	69,045	47,539
Lease liabilities [Member]
Schedule of Changes in Liabilities Arising from Financing Activities [Line Items]
Beginning balance	8,773	3,279	17,490
Changes from financing activities	(3,055)	(1,309)	(3,648)
Changes from operating activities		(859)
Lease termination	(6,734)	(1,151)
Acquisition of a subsidiary			(14,379)
Additions	4,945	8,578	2,734
Accretion of interest	264	235	1,082
Ending balance	4,193	8,773	3,279
Due to shareholders [Member]
Schedule of Changes in Liabilities Arising from Financing Activities [Line Items]
Beginning balance	325	325	325
Changes from financing activities	12,240
Changes from operating activities
Lease termination
Acquisition of a subsidiary
Additions	1
Accretion of interest
Ending balance	12,566	325	325
Due to related parties [Member]
Schedule of Changes in Liabilities Arising from Financing Activities [Line Items]
Beginning balance	488		7,177
Changes from financing activities		488	(7,177)
Changes from operating activities
Lease termination
Acquisition of a subsidiary
Additions	43
Accretion of interest
Ending balance	¥ 531	¥ 488